Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital commitments
Commitments and contingencies
Total	¥ 161,427	¥ 183,942
A factory construction project
Commitments and contingencies
Total	156,850	166,333
Construction Commitments
Commitments and contingencies
Total	4,251	17,564
Assets under construction
Commitments and contingencies
Total	¥ 326	¥ 45